Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Income (loss) for the year	$ 266,906	$ (67,790)
Adjustments for:
Amortization and depreciation	115,707	87,410
Income tax expense (recovery)	64,050	(7,651)
Amortization of deferred revenue	(14,003)	(18,310)
Share-based compensation	24,580	9,983
Finance income	(5,377)	(4,300)
Finance expenses	33,360	17,089
Foreign exchange (gain) loss	(90,136)	159,210
Write-downs (reversals of write-downs) of property, plant and equipment	0	12,051
Other	12,224	8,318
Changes in non-cash working capital items	(51,735)	(48,344)
Cash flows from operations	355,576	147,666
Advances from customers	50,000	22,654
Derivative contract settlements	(2,972)	(10,833)
Provision settlements	(5,608)	(5,870)
Income taxes paid	(1,860)	(8,198)
Cash flows from operating activities	395,136	145,419
Cash Flows used in Investing Activities
Additions to mineral properties, plant and equipment	(262,753)	(328,957)
Additions to exploration and evaluation assets	(19,686)	(8,629)
Proceeds from interest received	3,850	2,202
Cash flows used in investing activities	(278,589)	(335,384)
Cash Flows used in Financing Activities
Lease liability payments	(17,973)	(14,216)
New loans and borrowings, net of transaction costs	57,404	213,268
Loans and borrowings repaid	(54,740)	(39,950)
Interest paid on loans and borrowings	(42,736)	(32,166)
Other finance expenses paid	(8,933)	(4,135)
Proceeds from exercise of stock options	7,249	8,358
Cash flows (used in)/from financing activities	(59,729)	131,159
Effect of exchange rate changes on cash and cash equivalents	(1,778)	(2,530)
Net increase (decrease) in cash and cash equivalents	55,040	(61,336)
Cash and cash equivalents - beginning of year	50,402	111,738
Cash and cash equivalents - end of year	$ 105,442	$ 50,402